Real Estate Facilities - Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - USD ($)		Jun. 01, 2022	Nov. 10, 2020
Business Acquisition [Line Items]
Debt	[1]		$ 81,165,978
SSGT II Merger Agreement
Business Acquisition [Line Items]
Intangible assets acquired		$ 8,000,000
Fair market value discount on debt		16,100,000
KeyBank SST IV CMBS Loan
Business Acquisition [Line Items]
Debt			40,500,000
Fair market value discount on debt		$ 16,100,000	0.1
SST IV TCF Loan
Business Acquisition [Line Items]
Debt			$ 40,800,000

[1]	Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt for additional information.